WRAPmail, Inc.. - Consolidated Statements of Operations - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Revenues		$ 82,234	$ 14,417	$ 21,195	$ 16,578
Operating expenses:
Officers and directors compensation	[1]	1,195,750
Consulting fees	[2]	333,847	$ 500	$ 1,530	$ 180,790
Depreciation of property and equipment		805
Amortization of intangible assets		2,980	303	404	405
Other		268,828	40,251	45,903	309,168
Total operating expenses		1,802,210	41,054	47,837	490,363
Loss from operations		(1,719,976)	$ (26,637)	$ (26,642)	(473,785)
Other income (expense):
Impairment of goodwill		(1,880,518)
Interest expense	[3]	(32,408)			(6,283)
Other income (expense) - net		(1,912,926)			(6,283)
Loss before provision for income taxes		(3,632,902)	$ (26,637)	$ (26,642)	(480,068)
Net loss		$ (3,632,902)	$ (26,637)	$ (26,642)	$ (480,068)
Net loss per common share- basic and diluted		$ (0.02)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding- basic and diluted		227,708,384	178,062,173	178,084,091	75,867,378

[1]	Officers and directors compensation, including stock-based compensation of $1,150,000, $0, $0, and $0, respectively.
[2]	Consulting fees, including stock-based compensation of $306,827, $0, $0 and $180, respectively.
[3]	Interest expense, including amortization of debt discounts of $32,114, $0, $0, and $0, respectively.